ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Schedule of Movement of Allowance for Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS [Abstract]
Balance at the beginning of the year		¥ 274	¥ 187	¥ 647
Provision for the year	$ 143	928	365	140
Write-off of accounts receivable		(354)	(278)	(600)
Balance at the end of the year		¥ 848	¥ 274	¥ 187